UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York          February 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           81

Form 13F Information Table Value Total: $145,852,413



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

MILBANK WINTHROP & CO.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DECEMBER 31, 2003

(ITEM 1)                  (ITEM 2)     (ITEM 3)    (ITEM 4)         (ITEM 5)      (ITEM 6)        (ITEM 7)     (ITEM 8)
                                                                                  INVESTMENT                VOTING AUTHORITY
                                                                                  DISCRETION                    (SHARES)

                          TITLE                    FAIR         SHARES OR                 SHARED/
                          OF           CUSIP       MARKET       PRINCIPAL   SOLE  SHARED  OTHER    OTHER  SOLE     SHARED  NONE
NAME OF ISSUER            CLASS        NUMBER      VALUE        AMOUNT      (A)   (B)     (C)      MGR    (A)      (B)     (C)
--------------            -----        ------      -----        ------      ---   ---     ---      ---    ---      ---     ---
3M COMPANY                COMMON       88579Y101    1,934,433   22,750      X                              22,750   0      0
AEGON N V - ORD AMER      COMMON       007924103      150,546   10,172      X                              10,172   0      0
AFLAC INC                 COMMON       001055102    4,344,458  120,079      X                             120,079   0      0
ALTRIA GROUP INC          COMMON       02209S103    3,558,578   65,391      X                              65,391   0      0
AMERICAN EXPRESS CO       COMMON       025816109    5,362,018  111,176      X                             111,176   0      0
AMERICAN INTL GROUP I     COMMON       026874107    2,757,513   41,604      X                              41,604   0      0
AT & T WIRELESS           COMMON       00209A106      187,621   23,482      X                              23,482   0      0
AT&T CORP COM NEW         COMMON       001957505      233,349   11,495      X                              11,495   0      0
AUTOBYTEL INC             COMMON       05275N106      402,607   44,194      X                              44,194   0      0
BANKRATE, INC             COMMON       06646V108      272,360   22,000      X                              22,000   0      0
BELLSOUTH CORP            COMMON       079860102    2,176,723   76,916      X                              76,916   0      0
BELO CORPORATION          COMMON       080555105    2,267,200   80,000      X                              80,000   0      0
BERKSHIRE HATHAWAY IN     COMMON       084670108    1,095,250       13      X                                  13   0      0
BP AMOCO ADS              COMMON       055622104    2,348,764   47,594      X                              47,594   0      0
BRIGGS & STRATTON COR     COMMON       109043109      684,784   10,160      X                              10,160   0      0
BRISTOL MYERS SQUIBB      COMMON       110122108    2,113,197   73,888      X                              73,888   0      0
CANADIAN NATL RY CO C     COMMON       136375102      284,760    4,500      X                               4,500   0      0
CANDELA CORP COM          COMMON       136907102      454,500   25,000      X                              25,000   0      0
CARNIVAL PAIRED CERTI     COMMON       143658300    4,290,840  108,000      X                             108,000   0      0
CATERPILLAR INC           COMMON       149123101      406,466    4,896      X                               4,896   0      0
CHEVRONTEXACO CORPORA     COMMON       166764100    1,313,560   15,205      X                              15,205   0      0
CHUBB CORP                COMMON       171232101    3,604,533   52,930      X                              52,930   0      0
CISCO SYS INC             COMMON       17275R102      362,868   14,976      X                              14,976   0      0
CITIGROUP INC.            COMMON       172967101    5,932,219  122,213      X                             122,213   0      0
COCA COLA CO              COMMON       191216100    1,535,543   30,257      X                              30,257   0      0
COGNITRONICS CORP COM     COMMON       192432102      110,396   32,954      X                              32,954   0      0
COMCAST CORP NEW COM      COMMON       20030N101      648,980   19,792      X                              19,792   0      0
CYBERGUARD CORP COM       COMMON       231910100      305,270   35,008      X                              35,008   0      0
DEERE & CO                COMMON       244199105    2,328,790   35,800      X                              35,800   0      0
DISNEY WALT PRODTNS       COMMON       254687106      322,001   13,802      X                              13,802   0      0
DOVER CORP                COMMON       260003108    3,525,825   88,700      X                              88,700   0      0
DU PONT E I DE NEMOUR     COMMON       263534109      300,488    6,548      X                               6,548   0      0
EMERSON ELEC CO           COMMON       291011104      344,146    5,315      X                               5,315   0      0
EXXON MOBIL CORPORATI     COMMON       30231G102    8,836,648  215,528      X                             215,528   0      0
FEDERAL NAT MORTGAGE      COMMON       313586109    1,868,994   24,900      X                              24,900   0      0
GENERAL ELECTRIC COMP     COMMON       369604103    4,728,508  152,631      X                             152,631   0      0
GILLETTE CO               COMMON       375766102      592,639   16,135      X                              16,135   0      0
INTEL CORP                COMMON       458140100      576,964   18,002      X                              18,002   0      0
INTERNATIONAL BUSINES     COMMON       459200101      409,090    4,414      X                               4,414   0      0
INTERPUBLIC GROUP COS     COMMON       460690100      777,676   49,851      X                              49,851   0      0
JACO ELECTRS INC COM      COMMON       469783104       74,605   10,828      X                              10,828   0      0
JEFFERSON PILOT CORP      COMMON       475070108      303,900    6,000      X                               6,000   0      0
JOHNSON & JOHNSON         COMMON       478160104    2,583,723   50,014      X                              50,014   0      0
LEHMAN BROS HLDGS INC     COMMON       524908100      586,872    7,600      X                               7,600   0      0
LIBERTY MEDIA CORP SE     COMMON       530718105    3,521,901  296,207      X                             296,207   0      0
LOEWS CORP                COMMON       540424108      216,097    4,370      X                               4,370   0      0
MCGRAW HILL INC           COMMON       580645109      268,703    3,843      X                               3,843   0      0
MEDCO HEALTH SOLUTION     COMMON       58405U102      230,860    6,792      X                               6,792   0      0
MEDIA GENERAL INC. CL     COMMON       584404107    5,442,360   83,600      X                              83,600   0      0
MELLON FINL CORP          COMMON       58551A108      378,898   11,800      X                              11,800   0      0
MEMBERWORKS INC           COMMON       586002107      923,780   34,000      X                              34,000   0      0
MERCK & CO                COMMON       589331107    3,154,444   68,278      X                              68,278   0      0
MERRIMAC INDS INC COM     COMMON       590262101      207,774   30,600      X                              30,600   0      0
MICROSOFT CORP            COMMON       594918104      535,521   19,566      X                              19,566   0      0
MOTOROLA INC              COMMON       620076109      260,442   18,603      X                              18,603   0      0
NORTHEAST UTILS COM       COMMON       664397106      302,550   15,000      X                              15,000   0      0
NORTHERN TRUST CORP       COMMON       665859104    1,381,180   29,844      X                              29,844   0      0
ORACLE CORP               COMMON       68389X105      928,164   70,156      X                              70,156   0      0
PEPSICO INC               COMMON       713448108      320,746    6,880      X                               6,880   0      0
PFIZER INC                COMMON       717081103    2,818,062   79,764      X                              79,764   0      0
POTASH CORP SASK INC      COMMON       73755L107    4,557,496   52,700      X                              52,700   0      0
PROCTER & GAMBLE CO       COMMON       742718109    4,027,062   40,319      X                              40,319   0      0
PROVIDIAN FINL CORP       COMMON       74406A102      228,400   19,622      X                              19,622   0      0
QUALCOMM INC              COMMON       747525103      621,274   11,520      X                              11,520   0      0
REGIS CORP MINN           COMMON       758932107    9,701,172  245,475      X                             245,475   0      0
ROYAL DUTCH PETRO-NY      COMMON       780257804    2,722,813   51,972      X                              51,972   0      0
SCHLUMBERGER              COMMON       806857108    1,384,307   25,298      X                              25,298   0      0
SIGMA ALDRICH CORP        COMMON       826552101    4,408,578   77,100      X                              77,100   0      0
SILICON GRAPHICS INC      COMMON       827056102       32,248   23,539      X                              23,539   0      0
TIME WARNER INC           COMMON       887317105    3,378,522  187,800      X                             187,800   0      0
TRANSMONTAIGNE INC CO     COMMON       893934109      121,460   18,831      X                              18,831   0      0
TRIPATH IMAGING INC C     COMMON       896942109      105,300   13,500      X                              13,500   0      0
TYCO INTL LTD NEW         COMMON       902124106    4,289,661  161,874      X                             161,874   0      0
U S BANCORP               COMMON       902973304      820,528   27,553      X                              27,553   0      0
U S CONCRETE INC COM      COMMON       90333L102       90,952   14,123      X                              14,123   0      0
VERIZON COMMUNICATION     COMMON       92343V104      364,622   10,394      X                              10,394   0      0
VIACOM INC CL B           COMMON       925524308    4,574,113  103,067      X                             103,067   0      0
VODAFONE GROUP PLC        COMMON       92857W100      922,298   36,833      X                              36,833   0      0
WACHOVIA GROUP            COMMON       929903102      712,827   15,300      X                              15,300   0      0
WELLS FARGO NEW           COMMON       949746101    1,234,688   20,966      X                              20,966   0      0
WILMINGTON TR CORP        COMMON       971807102    3,362,400   93,400      X                              93,400   0      0




00146.0001 #462697